Commitments and contingencies - Narrative (Details) newEconomyMovementToken in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2025 lawsuit	Jan. 31, 2018 JPY (¥) newEconomyMovementToken	Mar. 31, 2025 JPY (¥) lawsuit	Mar. 31, 2024 JPY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Contractual commitment amount related to lease contract | ¥			¥ 65,000,000	¥ 0
Loss from cybersecurity incident, number of NEM | newEconomyMovementToken		526.3
Loss from cybersecurity incident, value of NEM | ¥		¥ 46,600,000,000
Number of lawsuits, unresolved | lawsuit			1
Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Number of lawsuits | lawsuit	1